Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2018	December 31, 2017
Other receivable (1)	$809,396	$607,822
Prepaid rent expense	25,735	75,943
Value added tax receivable	83,717	86,289
Other	55,954	4,611
Total	$974,802	$774,665

(1)	Other receivables mainly represent mainly advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee payroll.